TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
TAXES ON INCOME
Schedule of income (loss) before taxes on income

	Year Ended December 31,
	2021	2020	2019
Domestic	$31,084	$30,008	$(18,264)
Foreign	8,563	6,639	6,949

	$39,647	$36,647	$(11,315)

Schedule of taxes on income (tax benefits)

	Year Ended December 31,
	2021	2020	2019
Current taxes:
Domestic	$819	$300	$100
Foreign	1,615	701	707

	$2,434	$1,001	$807
Deferred tax expense (benefit):
Domestic	$2,464	$7,220	$(10,521)
Foreign	998	1,178	(5,578)

	$3,462	$8,398	$(16,099)

	$5,896	$9,399	$(15,292)

Summary of significant components of the deferred tax liabilities and assets

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$27,859	$26,506
Marketable Securities	207	—
Reserves and allowances	6,861	10,861

Net deferred tax assets before valuation allowance	34,927	37,367
Less - valuation allowance	(26,022)	(25,286)

Deferred tax asset	$8,905	$12,081

Deferred tax liability	$(612)	$(206)

Deferred tax asset:
Domestic	4,470	6,643
Foreign	4,435	5,438

	$8,905	$12,081

Deferred tax liability:
Domestic	$(612)	$(206)

Schedule of reconciliation of the theoretical tax expense (benefit)

	Year Ended December 31,
	2021	2020	2019
Income (loss) before taxes, as reported in the consolidated statements of operations	$39,647	$36,647	$(11,315)

Israeli statutory corporate tax rate	23.0%	23.0%	23.0%

Theoretical tax expense (benefit) on the above amount at the Israeli statutory corporate tax rate	$9,118	$8,429	$(2,602)
PTE	(3,555)	(3,424)	—
Changes in tax reserve for uncertain tax positions	175	—	—
Adjustments for previous years’ taxes	88	—	—
Income tax at rate other than the Israeli statutory corporate tax rate	603	411	78
Non-deductible expenses, including share-based compensation expenses	(137)	405	693
Losses for which valuation allowance was utilized	731	(2,500)	(12,076)
Changes in exchange rates of subsidiaries	(629)	(1,324)	(1,455)
Impact of tax rate change	—	6,931	—
Other	(498)	471	70

Actual tax expense (benefit)	$5,896	$9,399	$(15,292)